Related party transactions and balances - Balances with the major related parties (Details) - Related Party ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related party transactions and balances
Other non-current liabilities	¥ 1,000	$ 137	¥ 1,000
Nominee Shareholders of Shanghai Zhixiang
Related party transactions and balances
Other non-current liabilities	¥ 1,000		¥ 1,000